American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
June 30, 2026

Short Duration Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 35.2%
U.S. Treasury Notes, 0.875%, 9/30/26	1,000,000	992,822
U.S. Treasury Notes, 4.625%, 10/15/26(1)	5,000,000	5,011,921
U.S. Treasury Notes, 4.25%, 3/15/27	15,000,000	14,907,948
U.S. Treasury Notes, 4.50%, 5/15/27	20,000,000	20,068,501
U.S. Treasury Notes, 4.625%, 6/15/27	10,000,000	10,049,057
U.S. Treasury Notes, 3.875%, 7/31/27	20,000,000	19,944,922
U.S. Treasury Notes, 3.375%, 2/29/28	13,500,000	13,332,832
U.S. Treasury Notes, 3.875%, 3/31/28	30,000,000	29,855,859
U.S. Treasury Notes, 3.875%, 6/15/28	69,000,000	68,632,090
U.S. Treasury Notes, 4.00%, 6/30/28	1,000,000	996,992
U.S. Treasury Notes, 3.375%, 9/15/28	27,500,000	27,045,068
U.S. Treasury Notes, 4.625%, 9/30/28	20,000,000	20,195,703
U.S. Treasury Notes, 3.50%, 2/15/29	16,500,000	16,228,008
U.S. Treasury Notes, 3.50%, 3/15/29	83,000,000	81,612,344
U.S. Treasury Notes, 3.875%, 4/15/29	6,000,000	5,955,234
U.S. Treasury Notes, 4.125%, 6/15/29	22,000,000	21,980,234
TOTAL U.S. TREASURY SECURITIES (Cost $359,365,015)		356,809,535
CORPORATE BONDS — 30.1%
Aerospace and Defense — 0.3%
Honeywell Aerospace, Inc., 4.00%, 3/16/29(2)	3,525,000	3,477,423
Automobiles — 1.1%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	2,950,000	2,953,714
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	2,700,000	2,714,307
Hyundai Capital America, 5.95%, 9/21/26(2)	2,265,000	2,272,574
Hyundai Capital America, 4.875%, 11/1/27(2)	3,410,000	3,419,537
		11,360,132
Banks — 6.5%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(2)	1,000,000	899,993
Bank of America Corp., VRN, 4.98%, 1/24/29	3,420,000	3,439,236
Bank of Montreal, VRN, 4.88%, 6/2/32	3,345,000	3,345,142
Bank of Montreal, VRN, 7.70%, 5/26/84	3,388,000	3,545,545
Bank of Nova Scotia, VRN, 4.58%, 6/5/29	3,120,000	3,111,480
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	3,759,000	3,967,805
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.40%, 6/3/31(2)	819,000	830,261
Canadian Imperial Bank of Commerce, VRN, 4.72%, 6/16/29	3,521,000	3,526,063
Citibank NA, VRN, 4.85%, 6/18/32	3,500,000	3,498,267
Fifth Third Bancorp, VRN, 5.98%, 1/30/30(2)	2,675,000	2,748,987
First-Citizens Bank & Trust Co., VRN, 5.10%, 7/13/29	1,450,000	1,452,141
FNB Corp., VRN, 5.72%, 12/11/30	2,509,000	2,529,993
Freedom Mortgage Corp., 6.625%, 1/15/27(2)	1,740,000	1,740,948
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(2)	1,650,000	1,711,108
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(2)	2,145,000	2,083,369
JPMorgan Chase & Co., VRN, 4.41%, 4/23/30	4,000,000	3,966,497
Morgan Stanley Private Bank NA, VRN, 4.21%, 2/8/30	1,950,000	1,924,801
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	50,000	49,785
Regions Bank, VRN, 4.76%, 7/27/29	3,115,000	3,116,428
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	1,887,000	1,951,615
Toronto-Dominion Bank, VRN, 7.25%, 7/31/84	2,974,000	3,087,770

Wells Fargo & Co., VRN, 4.58%, 5/20/29	3,330,000	3,322,325
Wells Fargo & Co., VRN, 4.18%, 1/23/30	3,162,000	3,120,942
Western Alliance Bancorp, VRN, 5.92%, (3-month SOFR plus 2.25%), 6/15/31	3,155,000	3,070,446
Zions Bancorp NA, VRN, 4.48%, 2/9/29	3,615,000	3,584,970
		65,625,917
Broadline Retail — 0.3%
Amazon.com, Inc., 4.00%, 3/13/29	1,390,000	1,375,345
Amazon.com, Inc., 4.25%, 3/13/31	1,720,000	1,694,120
		3,069,465
Building Products — 0.3%
Standard Industries, Inc., 4.75%, 1/15/28(2)	2,670,000	2,652,791
Capital Markets — 4.6%
Apollo Debt Solutions BDC, 5.20%, 12/8/28(2)	1,530,000	1,507,379
Ares Strategic Income Fund, 5.70%, 3/15/28	2,133,000	2,130,604
Blackstone Private Credit Fund, 3.25%, 3/15/27	3,625,000	3,580,599
Blackstone Secured Lending Fund, 2.75%, 9/16/26	2,580,000	2,569,722
Blue Owl Capital Corp., 3.40%, 7/15/26	3,895,000	3,892,265
Blue Owl Credit Income Corp., 7.75%, 9/16/27	1,460,000	1,491,869
Charles Schwab Corp., VRN, 4.74%, 5/21/30	2,380,000	2,384,983
Citadel Finance LLC, 4.75%, 2/14/29(2)	1,740,000	1,713,131
Citadel Finance LLC, 5.90%, 2/10/30(2)	1,000,000	1,008,763
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,870,000	1,916,756
Goldman Sachs Group, Inc., VRN, 4.52%, 1/21/32	2,145,000	2,104,948
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28	1,570,000	1,562,122
Golub Capital BDC, Inc., 2.05%, 2/15/27	1,626,000	1,590,781
Golub Capital Private Credit Fund, 5.45%, 8/15/28	1,290,000	1,276,213
HPS Corporate Lending Fund, 5.45%, 1/14/28	2,875,000	2,864,915
Morgan Stanley, VRN, 4.13%, 10/18/29	3,810,000	3,758,400
Morgan Stanley, VRN, 6.41%, 11/1/29	2,380,000	2,464,148
North Haven Private Income Fund LLC, 5.125%, 9/25/28(2)	3,808,000	3,720,772
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,710,000	1,689,087
State Street Corp., VRN, 3.03%, 11/1/34	3,750,000	3,524,845
		46,752,302
Consumer Finance — 0.3%
Avilease Capital Ltd., 4.75%, 11/12/30(2)	2,140,000	2,095,357
Avilease Capital Ltd., 5.50%, 6/30/31(2)	910,000	917,106
		3,012,463
Diversified REITs — 1.6%
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 3/15/31	1,870,000	1,828,356
Global Net Lease, Inc., 4.50%, 9/30/28(2)	2,710,000	2,642,545
Kilroy Realty LP, 4.25%, 8/15/29	4,540,000	4,408,909
Kilroy Realty LP, 3.05%, 2/15/30	605,000	559,001
Piedmont Operating Partnership LP, 6.875%, 7/15/29	1,653,000	1,725,712
Piedmont Operating Partnership LP, 2.75%, 4/1/32	1,587,000	1,360,497
Store Capital LLC, 4.95%, 2/11/31	3,530,000	3,486,214
		16,011,234
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 7.30%, 8/15/26	2,015,000	2,021,403
Space Exploration Technologies Corp., 5.35%, 7/15/31(2)	2,700,000	2,693,660
		4,715,063
Electric Utilities — 1.4%
Chpe LLC, 4.875%, 6/30/31(2)	3,640,000	3,633,710
Evergy Missouri West, Inc., 4.70%, 5/21/29(2)	1,016,000	1,015,333
Hydro One, Inc., 4.75%, 5/30/31	2,014,000	2,018,363

Monongahela Power Co., 3.55%, 5/15/27(2)	4,522,000	4,479,163
NextEra Energy Capital Holdings, Inc., VRN, 6.00%, 10/1/56	757,000	756,848
Vistra Operations Co. LLC, 6.875%, 4/15/32(2)	2,726,000	2,824,501
		14,727,918
Electrical Equipment — 0.0%
WESCO Distribution, Inc., 5.25%, 4/15/31(2)	228,000	226,230
Financial Services — 2.0%
Antares Holdings LP, 6.35%, 10/23/29(2)	1,090,000	1,086,547
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(2)	2,169,000	2,197,747
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/28(2)	2,931,000	2,892,098
Corebridge Global Funding, 4.55%, 1/9/31(2)	2,780,000	2,735,793
Essent Group Ltd., 6.25%, 7/1/29	2,200,000	2,269,052
Mastercard, Inc., 4.43%, 6/8/29	3,360,000	3,356,268
Nationwide Building Society, VRN, 4.125%, 10/18/32(2)	3,626,000	3,581,364
NMI Holdings, Inc., 6.00%, 8/15/29	2,270,000	2,319,121
		20,437,990
Gas Utilities — 0.1%
National Fuel Gas Co., 4.75%, 5/15/29	1,606,000	1,602,006
Ground Transportation — 0.2%
Fedex Freight Holding Co., Inc., 4.65%, 3/15/31(2)	2,090,000	2,053,851
Health Care Equipment and Supplies — 0.4%
Baxter International, Inc., 4.45%, 2/15/29	3,110,000	3,075,112
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(2)	1,099,000	1,123,009
		4,198,121
Health Care Providers and Services — 1.0%
Cardinal Health, Inc., 4.70%, 11/15/26	4,320,000	4,326,844
Centene Corp., 4.25%, 12/15/27	1,761,000	1,752,641
Universal Health Services, Inc., 1.65%, 9/1/26	3,822,000	3,806,442
		9,885,927
Hotels, Restaurants and Leisure — 0.4%
Marriott International, Inc., 5.45%, 9/15/26	3,845,000	3,849,556
Insurance — 1.0%
Fortitude Global Funding, 4.625%, 10/6/28(2)	1,697,000	1,679,070
GA Global Funding Trust, 5.20%, 12/9/31(2)	2,865,000	2,831,985
Global Atlantic Fin Co., 4.40%, 10/15/29(2)	1,270,000	1,233,076
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(2)	4,100,000	4,071,590
		9,815,721
Life Sciences Tools and Services — 0.3%
Illumina, Inc., 4.65%, 9/9/26	2,661,000	2,661,961
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(2)	1,570,000	1,551,140
Lamar Media Corp., 3.75%, 2/15/28	2,885,000	2,832,761
Sirius XM Radio LLC, 4.00%, 7/15/28(2)	960,000	935,355
		5,319,256
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(2)	2,659,000	2,758,697
Oil, Gas and Consumable Fuels — 3.2%
Cenovus Energy, Inc., 4.65%, 3/20/31	2,301,000	2,272,374
Diamondback Energy, Inc., 5.20%, 4/18/27	3,970,000	3,993,268
Enbridge, Inc., 5.90%, 11/15/26	2,435,000	2,445,660
Enbridge, Inc., VRN, 6.00%, 1/15/77	4,010,000	4,034,221
Energy Transfer LP, VRN, 8.00%, 5/15/54	2,360,000	2,506,485
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77	3,000,000	2,989,510
Expand Energy Corp., 5.375%, 3/15/30	2,595,000	2,605,130

Ovintiv, Inc., 7.20%, 11/1/31	777,000	852,672
Ovintiv, Inc., 7.375%, 11/1/31	578,000	639,489
Permian Resources Operating LLC, 6.25%, 2/1/33(2)	2,460,000	2,513,239
Rio Grande LNG LLC, 5.25%, 6/30/31(2)(3)	2,400,000	2,400,215
Targa Resources Corp., 4.35%, 1/15/29	1,490,000	1,478,971
Targa Resources Corp., 4.35%, 4/15/31	1,115,000	1,089,641
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(2)	1,600,000	1,637,821
Western Midstream Operating LP, 4.80%, 3/1/31	1,045,000	1,033,811
		32,492,507
Passenger Airlines — 0.7%
American Airlines Pass-Through Trust, Class B, 3.85%, 8/15/29	3,056,382	2,995,408
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(2)	1,464,000	1,452,342
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(2)	1,000,000	989,564
United Airlines, Inc., 4.625%, 4/15/29(2)	1,335,000	1,317,346
		6,754,660
Semiconductors and Semiconductor Equipment — 0.8%
Kioxia Holdings Corp., 6.25%, 7/24/30(2)	1,583,000	1,633,298
Kioxia Holdings Corp., 6.625%, 7/24/33(2)	423,000	442,555
NVIDIA Corp., 4.35%, 6/15/29	3,026,000	3,017,295
NVIDIA Corp., 4.50%, 6/15/31	3,026,000	3,015,949
		8,109,097
Software — 1.5%
AppLovin Corp., 5.125%, 12/1/29	2,203,000	2,221,676
AppLovin Corp., 5.375%, 12/1/31	2,325,000	2,358,194
Oracle Corp., 4.45%, 9/26/30	5,444,000	5,257,150
Oracle Corp., 4.95%, 2/4/31	1,735,000	1,698,967
ServiceNow, Inc., 4.25%, 5/15/28	2,020,000	2,014,087
ServiceNow, Inc., 4.70%, 8/15/31	2,020,000	2,010,279
		15,560,353
Specialized REITs — 0.6%
Crown Castle, Inc., 4.80%, 9/1/28	2,460,000	2,467,633
Crown Castle, Inc., 4.90%, 9/1/29	3,511,000	3,525,072
		5,992,705
Specialty Retail — 0.2%
Lowe's Cos., Inc., 3.10%, 5/3/27	1,955,000	1,936,343
Technology Hardware, Storage and Peripherals — 0.0%
Dell International LLC/EMC Corp., 4.75%, 7/15/31	385,000	382,767
TOTAL CORPORATE BONDS (Cost $306,098,836)		305,442,456
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.3%
Private Sponsor Collateralized Mortgage Obligations — 14.1%
A&D Mortgage Trust, Series 2026-NQM1, Class A2, 5.11%, 2/25/71(2)	1,741,666	1,721,089
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	598,518	550,156
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	473,827	435,227
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(2)	4,637,526	4,573,903
BRAVO Residential Funding Trust, Series 2026-NQM1, Class A3, 5.21%, 12/25/65(2)	2,126,970	2,111,670
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2, SEQ, 3.08%, 7/25/49(2)	157,716	154,969
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(2)	1,269,033	1,272,073
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(2)	1,919,578	1,922,100
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(2)	46,945	46,827
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(2)	1,002,297	1,001,985
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(2)	2,990,570	2,985,656
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, SEQ, VRN, 5.50%, 6/25/56(2)	3,788,961	3,782,541
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	453	444

Citigroup Mortgage Loan Trust, Series 2025-3, Class A11, VRN, 5.50%, 6/25/55(2)	1,260,414	1,258,936
COLT Mortgage Loan Trust, Series 2026-2, Class A2, 5.09%, 3/25/71(2)	3,839,587	3,810,666
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(2)	285,392	272,602
Cross Mortgage Trust, Series 2026-NQM4, Class A2, 5.69%, 4/25/71(2)	722,134	721,440
Ellington Financial Mortgage Trust, Series 2025-NQM3, Class A1B, 5.49%, 8/25/70(2)	3,955,415	3,957,961
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A15, SEQ, VRN, 6.00%, 4/25/54(2)	2,511,162	2,515,028
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(2)	1,468,039	1,469,439
GS Mortgage-Backed Securities Trust, Series 2025-PJ7, Class A5, SEQ, VRN, 5.50%, 12/25/55(2)	2,228,451	2,224,455
GS Mortgage-Backed Securities Trust, Series 2026-NQM4, Class A2, 5.66%, 6/25/66(2)	2,713,397	2,704,057
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(2)	2,209,990	2,189,990
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.47%, 10/25/29(2)	12,694	12,599
JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(2)	196,377	183,637
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(2)	2,407,359	2,070,024
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(2)	3,293,256	3,291,844
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	1,458,990	1,457,510
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	725,821	724,634
JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(2)	1,753,781	1,755,228
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(2)	2,489,770	2,482,360
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A2, 5.77%, 9/25/65(2)	3,022,421	3,022,252
JP Morgan Mortgage Trust, Series 2026-3, Class A4, SEQ, VRN, 5.50%, 10/25/56(2)	4,948,457	4,944,447
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(2)	4,702,956	4,650,546
MFA Trust, Series 2026-NQM2, Class A2, 5.77%, 5/25/71(2)	1,289,111	1,286,200
Mill City Mortgage Loan Trust, Series 2026-R1, Class A1, VRN, 5.46%, 10/25/62(2)	2,499,791	2,495,472
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A3, VRN, 6.00%, 3/25/55(2)	983,497	985,226
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM4, Class A2, 5.40%, 3/25/71(2)	2,018,456	2,007,162
New Residential Mortgage Loan Trust, Series 2026-NQM1, Class A2, 5.08%, 11/25/65(2)	2,165,306	2,139,550
OBX Trust, Series 2025-NQM21, Class A2, 5.19%, 10/25/65(2)	1,740,049	1,724,914
OBX Trust, Series 2026-AHC1, Class AF, VRN, 5.38%, (30-day average SOFR plus 1.75%), 4/25/56(2)	2,798,482	2,812,287
OBX Trust, Series 2026-INV2, Class AF, VRN, 5.38%, (30-day average SOFR plus 1.75%), 4/25/56(2)	2,373,169	2,372,358
PMT Loan Trust, Series 2025-CNF1, Class A8, SEQ, VRN, 5.00%, 10/25/56(2)	6,181,658	6,114,796
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(2)	3,350,827	3,344,901
PMT Loan Trust, Series 2025-J5, Class A5, VRN, 5.50%, 1/25/57(2)	3,494,805	3,489,243
PRKCM Trust, Series 2026-AFC1, Class A1, VRN, 4.68%, 2/25/61(2)	3,642,175	3,587,814
PRKCM Trust, Series 2026-AFC3, Class A1, VRN, 5.38%, 5/1/61(2)	5,110,279	5,094,797
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(2)	3,652,578	3,650,343
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(2)	2,626,289	2,624,551
Provident Funding Mortgage Trust, Series 2025-4, Class A4, VRN, 5.50%, 9/25/55(2)	2,297,509	2,296,407
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(2)	1,400,159	1,401,723
Rate Mortgage Trust, Series 2025-J1, Class A5, VRN, 5.50%, 3/25/55(2)	770,088	770,404
Rate Mortgage Trust, Series 2026-J2, Class A27, VRN, 5.24%, (30-day average SOFR plus 1.65%), 7/25/56(2)	4,000,000	3,997,709
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A2, 5.75%, 1/25/65(2)	1,290,161	1,290,484
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(2)	2,744,244	2,705,126
Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class A1, VRN, 5.18%, 3/25/66(2)	3,015,092	2,996,851
Sequoia Mortgage Trust, Series 2025-12, Class A5, SEQ, VRN, 5.00%, 12/25/55(2)	4,478,022	4,425,484
Sequoia Mortgage Trust, Series 2026-INV3, Class A26F, VRN, 5.23%, (30-day average SOFR plus 1.60%), 5/25/56(2)	3,792,456	3,792,822
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.93%, 3/25/64(2)	3,019,637	3,069,663
Verus Securitization Trust, Series 2025-R2, Class A3, 5.34%, 7/25/67(2)	997,796	988,723
Verus Securitization Trust, Series 2026-1, Class A2, 5.12%, 1/25/71(2)	3,957,690	3,932,495
Verus Securitization Trust, Series 2026-R1, Class A2, 5.03%, 10/25/67(2)	1,517,114	1,494,700
		143,170,500
U.S. Government Agency Collateralized Mortgage Obligations — 1.2%
FHLMC, Series 2021-DNA7, Class M1, VRN, 4.48%, (30-day average SOFR plus 0.85%), 11/25/41(2)	58,478	58,463
FHLMC, Series 377, Class C4, IO, 2.00%, 1/25/51	21,666,945	2,832,678
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	8,150	8,129

FNMA, Series 2006-60, Class KF, VRN, 4.04%, (30-day average SOFR plus 0.41%), 7/25/36	173,528	172,666
FNMA, Series 2009-33, Class FB, VRN, 4.56%, (30-day average SOFR plus 0.93%), 3/25/37	189,571	191,293
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	6,813,663	1,131,171
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	3,743,435	613,872
FNMA, Series 2021-R03, Class 1M2, VRN, 5.28%, (30-day average SOFR plus 1.65%), 12/25/41(2)	4,745,616	4,761,274
FNMA, Series 2022-R09, Class 2M1, VRN, 6.13%, (30-day average SOFR plus 2.50%), 9/25/42(2)	568,417	572,637
FNMA, Series 2024-R02, Class 1M1, VRN, 4.73%, (30-day average SOFR plus 1.10%), 2/25/44(2)	355,642	355,675
FNMA, Series 2024-R03, Class 2M1, VRN, 4.78%, (30-day average SOFR plus 1.15%), 3/25/44(2)	401,422	401,530
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	2,191,699	293,732
		11,393,120
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $154,268,420)		154,563,620
ASSET-BACKED SECURITIES — 8.8%
ACM Auto Trust, Series 2025-2A, Class B, 7.25%, 2/20/32(2)	2,438,000	2,424,783
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(2)	2,227,000	2,204,461
ACM Auto Trust, Series 2025-4A, Class A, SEQ, 5.87%, 5/20/30(2)	1,518,694	1,509,624
Aqua Finance Issuer Trust, Series 2025-B, Class D, 6.16%, 5/17/51(2)	2,062,224	2,073,782
BasePoint MCA Securitization II LLC, Series 2025-1A, Class A, SEQ, 5.93%, 8/15/31(2)	3,000,000	2,994,405
BRAVO Residential Funding Trust, Series 2026-CES1, Class A1A, 5.25%, 4/25/56(2)	4,709,936	4,699,806
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(2)	5,062,733	4,866,588
Chesapeake Funding II LLC, Series 2024-1A, Class A1, SEQ, 5.52%, 5/15/36(2)	1,798,339	1,809,705
FinBe USA Trust, Series 2025-1A, Class A, SEQ, 5.70%, 12/15/28(2)	1,317,390	1,316,356
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1A, 5.06%, 4/25/56(2)	1,757,926	1,749,631
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1B, 5.21%, 4/25/56(2)	4,952,077	4,923,415
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(2)	4,927,008	4,879,426
Kobalt Music Assets LP, Series 2024-1A, Class A2, SEQ, 6.625%, 4/7/64(2)	1,748,021	1,760,224
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(2)	4,047,000	4,018,257
Luxury Lease Partners Auto Lease Trust, Series 2025-A, Class A, SEQ, 5.51%, 3/15/32(2)	1,709,116	1,704,508
M&T Bank RV Trust, Series 2026-1A, Class A, SEQ, 4.35%, 1/15/46(2)	5,163,024	5,096,934
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	5,000,000	3,060,500
Pawneee Equipment Receivables LLC, Series 2022-1, Class D, 7.23%, 7/17/28(2)	2,362,000	2,363,162
Purchasing Power Funding LLC, Series 2026-A, Class A, SEQ, 4.37%, 8/15/30(2)	3,495,000	3,452,651
Purchasing Power Funding LLC, Series 2026-A, Class D, 5.40%, 8/15/30(2)	1,000,000	991,941
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(2)	2,035,878	2,041,157
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(2)	856,546	860,720
RKTL Trust, Series 2026-1A, Class A, SEQ, 4.07%, 2/26/35(2)	2,196,519	2,192,208
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A1A, 5.04%, 9/25/55(2)	4,092,262	4,055,214
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(2)	4,587,271	4,538,544
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(2)	2,425,117	2,451,622
Service Experts Issuer LLC, Series 2025-1A, Class A, SEQ, 5.38%, 1/20/37(2)	4,041,833	4,017,453
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(2)	1,814,568	1,816,992
Trackside Rail LLC, Series 2026-1A, Class A, SEQ, 4.89%, 3/20/56(2)	3,576,372	3,517,436
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(2)	2,617,515	2,651,116
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(2)	3,539,352	3,592,977
TOTAL ASSET-BACKED SECURITIES (Cost $91,166,165)		89,635,598
CONVERTIBLE PREFERRED SECURITIES — 3.6%
Banks — 3.1%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	1,600,000	1,613,635
Banco Bilbao Vizcaya Argentaria SA, 9.375%	892,000	974,505
BNP Paribas SA, 8.50%(2)	5,049,000	5,326,543
HSBC Holdings PLC, 6.875%	1,963,000	2,018,308
ING Groep NV, 4.875%	4,253,000	4,118,902
ING Groep NV, 7.50%	3,312,000	3,419,854
Lloyds Banking Group PLC, 8.00%	2,733,000	2,917,997

Skandinaviska Enskilda Banken AB, 6.875%	2,200,000	2,241,399
Societe Generale SA, 9.375%(2)	1,920,000	2,024,233
Svenska Handelsbanken AB, 4.375%	2,400,000	2,387,016
Swedbank AB, 7.75%	3,800,000	4,019,119
		31,061,511
Capital Markets — 0.5%
UBS Group AG, 9.25%(2)	5,035,000	5,421,673
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $36,292,402)		36,483,184
PREFERRED SECURITIES — 2.9%
Banks — 1.6%
Bank of America Corp., 4.375%	2,375,000	2,367,251
Citigroup, Inc., 7.625%	3,024,000	3,143,466
Citizens Financial Group, Inc., 4.00%	2,515,000	2,498,393
KeyCorp, 5.00%	2,675,000	2,679,718
M&T Bank Corp., 5.125%	1,850,000	1,853,144
Truist Financial Corp., 6.67%	3,985,000	3,984,384
		16,526,356
Capital Markets — 0.3%
Northern Trust Corp., 4.60%	2,760,000	2,765,664
Consumer Finance — 0.9%
Ally Financial, Inc., 4.70%	2,560,000	2,480,877
Capital One Financial Corp., 3.95%	2,660,000	2,652,870
Sumisho Air Lease Corp., 8.26%	2,800,000	2,823,044
Synchrony Financial, 7.25%	950,000	944,651
		8,901,442
Oil, Gas and Consumable Fuels — 0.1%
Energy Transfer LP, 6.625%	1,513,000	1,525,995
TOTAL PREFERRED SECURITIES (Cost $29,582,617)		29,719,457
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 5.90%, (1-month SOFR plus 2.27%), 11/15/34(2)(4)(5)	4,370,000	57,265
BPR Commercial Mortgage Trust, Series 2025-STAR, Class B, VRN, 5.56%, 11/5/42(2)	2,989,000	2,951,511
SCMS Mortgage Trust, Series 2025-BNC1, Class AS, SEQ, VRN, 5.31%, 12/15/57(2)	4,000,000	3,998,391
Velocity Commercial Capital Loan Trust, Series 2025-5, Class M1, VRN, 5.94%, 12/25/55(2)	2,338,347	2,338,518
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(2)	4,000,000	4,006,509
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $17,704,736)		13,352,194
BANK LOAN OBLIGATIONS(6) — 1.3%
Automobile Components — 0.3%
Clarios Global LP, 2024 USD Term Loan B, 5/6/30(7)	2,910,000	2,916,373
Entertainment — 0.4%
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6.14%, (1-month SOFR plus 2.50%), 6/3/33	3,955,192	3,961,204
Passenger Airlines — 0.3%
United Airlines, Inc., 2026 Term Loan B, 2/22/31(7)	2,750,000	2,750,853
Pharmaceuticals — 0.3%
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 5/5/28(7)	2,970,000	2,981,538
TOTAL BANK LOAN OBLIGATIONS (Cost $12,607,869)		12,609,968
SHORT-TERM INVESTMENTS — 3.5%
Money Market Funds — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $35,288,451)	35,288,451	35,288,451
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $1,042,374,511)		1,033,904,463

OTHER ASSETS AND LIABILITIES — (2.0)%	(20,052,692)
TOTAL NET ASSETS — 100.0%	$1,013,851,771

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	15	September 2026	$1,648,359	$(8,701)
U.S. Treasury 10-Year Ultra Notes	86	September 2026	9,672,313	(59,512)
			$11,320,672	$(68,213)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 46	Buy	(5.00)%	6/20/31	$9,207,000	$(657,228)	$(97,709)	$(754,937)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $810,929.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $358,512,219, which represented 35.4% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security is in default.
(5)Non-income producing.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The interest rate will be determined upon settlement of the bank loan obligation after period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$356,809,535	—
Corporate Bonds	—	305,442,456	—
Collateralized Mortgage Obligations	—	154,563,620	—
Asset-Backed Securities	—	89,635,598	—
Convertible Preferred Securities	—	36,483,184	—
Preferred Securities	—	29,719,457	—
Commercial Mortgage-Backed Securities	—	13,352,194	—
Bank Loan Obligations	—	12,609,968	—
Short-Term Investments	$35,288,451	—	—
	$35,288,451	$998,616,012	—
Liabilities
Other Financial Instruments
Futures Contracts	$68,213	—	—
Swap Agreements	—	$754,937	—
	$68,213	$754,937	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.